Other Income (Details) - Schedule of Other Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Income [Line Items]
Other income	$ 657,926	$ 187,063	$ 133,899
Loss claim income [Member]
Schedule of Other Income [Line Items]
Other income	197,712	13,754
Incentive income [Member]
Schedule of Other Income [Line Items]
Other income	136,711	50,115	39,817
Traffic penalty claim income [Member]
Schedule of Other Income [Line Items]
Other income	92,387
Price increase reflection [Member]
Schedule of Other Income [Line Items]
Other income	48,941
Accrual reverse income [Member]
Schedule of Other Income [Line Items]
Other income	42,585	26,828
Promotion income from bank [Member]
Schedule of Other Income [Line Items]
Other income	33,886
Other [Member]
Schedule of Other Income [Line Items]
Other income	$ 105,704	$ 96,366	$ 94,082